Statement of Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Appropriation of Retained Earnings [Abstract]
Unappropriated retained earnings carried over from prior years	₩ 0	₩ 0
Effect of change in accounting policy	39,813	0
Net income (loss)	(1,095,213)	1,506,852
Remeasurements of defined benefit plans	(65,442)	72,723
Retained earnings before appropriations	(1,120,842)	1,579,575
Transfer from voluntary reserves	1,120,842	0
Subtotal (I+II)	0	1,579,575
Appropriations of retained earnings	0	(1,579,575)
Legal reserve	0	0
Dividends (government, individual) Amount of dividends per share (%) : Current year - W790 (16%) Prior year - W1,980 (40%)	0	(507,152)
Reserve for business expansion	0	(1,072,423)
Unappropriated retained earnings to be carried over to subsequent year	₩ 0	₩ 0